Income Tax Expenses - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
(Loss)/Profit before income tax	$ (15,105,249)	$ (83,508,195)	$ 1,125,434
Tax calculated at statutory rate of 17%	(2,567,892)	(14,196,647)	191,324
Differences arise from tax rate in different jurisdiction	162,102	14,834
Deferred tax assets previously not recognized, net of foreign exchange fluctuation	26,870		(88,615)
Income not subject to tax	(1,303)	(113,130)	(28,390)
Expense not deductible for tax purpose	2,536,799	14,283,615	73,097
Recognition of timing difference	(55,769)	53,596	9,432
Utilization of tax benefit	(27,382)	(34,488)
Deferred tax assets (net) not recognized		167,283	(25,608)
Under provision for prior year tax	83,343
Others	(59,633)	(60,161)
Total income tax expenses	$ 97,135	$ 114,902	$ 131,240